Norwood Financial Corp (Parent Company Only) Financial Information (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	$ 9,744	$ 8,081
Securities available for sale	138,851	156,395
Other assets	1,434	1,418
Total Assets	750,505	711,635
Liabilities	649,507	612,594
Stockholders' equity	100,998	99,041	$ 91,864	$ 92,421
Total Liabilities and Stockholders' Equity	750,505	711,635
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	2,151	1,846
Securities available for sale	384	398
Investment in bank subsidiary	95,895	94,268
Other assets	4,113	3,900
Total Assets	102,543	100,412
Liabilities	1,545	1,371
Stockholders' equity	100,998	99,041
Total Liabilities and Stockholders' Equity	$ 102,543	$ 100,412